Leases - Schedule of detailed information about right of use assets or lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities	$ 37	$ 52
Variable lease payments not included in the measurement of lease liabilities	28,937	17,090
Expenses relating to short-term leases	1,045	958
Recognized in the consolidated statements of cash flows:
Operating activities	24,421	14,920
Financing activities	600	580
Total cash outflow for leases	$ 25,021	$ 15,500